Asset Retirement Obligations (Tables)	9 Months Ended
Sep. 30, 2024
Nickel Road Operating LLC [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Asset Retirement Obligations
	2024	2023

Asset retirement obligations, beginning of year	$1,347,493	$1,167,701

Accretion of discount	50,284	43,456

Asset retirement obligation, end of year	$1,397,777	$1,211,157